BIOLOGICAL ASSETS - Disclosure of detailed information about changes in carrying value of biological assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of reconciliation of changes in biological assets [line items]
Carrying amount opening balance	$ 20,652	$ 19,858
Add net production costs	41,052	36,938
Net change in fair value less costs to sell due to biological transformation	(2,853)	(8,060)
Deduct net abnormal plant destruction costs	(5,048)
Transferred to inventory upon harvest	(48,409)	(28,084)
Carrying amount ending balance	5,394	20,652
OTHER BIOLOGICAL ASSETS [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Carrying amount opening balance	3	599
Add net production costs	13	(596)
Net change in fair value less costs to sell due to biological transformation		0
Transferred to inventory upon harvest		0
Carrying amount ending balance	16	3
CANNABIS ON PLANTS [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Carrying amount opening balance	20,649	19,259
Add net production costs	41,039	37,534
Net change in fair value less costs to sell due to biological transformation	(2,853)	(8,060)
Deduct net abnormal plant destruction costs	(5,048)
Transferred to inventory upon harvest	(48,409)	(28,084)
Carrying amount ending balance	$ 5,378	$ 20,649